Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net

8.    Intangible assets, net

Intangible assets consist of the following:

	As of December 31, 2023
	Weighted
	average	Gross		Net
	amortization	carrying	Accumulated	carrying
	period	amount	amortization	amount
	Year	RMB	RMB	RMB
	(in thousands)
Software	3.7	42,715	(27,482)	15,233
Customer relationship	10.0	7,735	(3,364)	4,371
Trademarks	10.0	623	(361)	262
Patent right	10.0	282	(52)	230
Total	5.0	51,355	(31,259)	20,096

	As of December 31, 2024
	Weighted
	average	Gross		Net
	amortization	carrying	Accumulated	carrying
	period	amount	amortization	amount
	Years	RMB	RMB	RMB
	(in thousands)
Software	4.7	44,685	(32,981)	11,704
Customer relationship	10.0	7,735	(4,137)	3,598
Trademarks	10.0	743	(398)	345
Patent right	10.0	357	(73)	284
Total	5.6	53,520	(37,589)	15,931

Amortization expenses recognized for the years ended December 31, 2022, 2023 and 2024 were RMB8,198 thousand, RMB8,856 thousand and RMB7,555 thousand, respectively. No impairment charge was recognized for any of the periods presented.

As of December 31, 2024, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	Year ended December 31,
					2029 and
	2025	2026	2027	2028	thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB
	(in thousands)
Amortization expenses	6,564	4,140	2,354	1,607	1,266	15,931